Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 23,165,000	$ 21,190,000
Less: Valuation Allowance	(23,165,000)	(21,190,000)
Net Deferred Tax Assets	$ 0	$ 0